FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA  94403-1906

January 23, 2018

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

               RE:  Franklin Real Estate Securities Trust (the “Trust”)

File No.: 333-222129

Dear Sir or Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the combined prospectus/ proxy statement dated January 22, 2018, statement of additional information dated January 22, 2018 and proxy card that would have been filed under paragraph (b) of Rule 497 would not have differed from that filed in Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on January 22, 2018 (Accession No. 0000912291-18-000007).

If you have any questions or comments regarding this filing, please telephone Kenneth Greenberg at (215) 564-8149, or in his absence, please contact Claire Olivar, Esq. at (215) 564-8681.

Very truly yours,

Franklin Real Estate Securities Trust

/s/ Karen L. Skidmore

Karen L. Skidmore, Esq.

Vice President and Secretary